Customer Accounts	12 Months Ended
Sep. 30, 2013
Banking and Thrift [Abstract]
Customer Accounts
CUSTOMER ACCOUNTS

September 30,	2013	2012
	(In thousands)
Checking accounts, .15% and under	$1,247,885	$894,639
Passbook and statement accounts, .20% and under	404,937	314,634
Insured money market accounts, .01% to .30%	1,888,020	1,737,180
Certificate accounts
Less than 2.00%	4,716,427	4,308,341
2.00% to 2.99%	631,256	841,520
3.00% to 3.99%	175,549	381,324
4.00% to 4.99%	25,335	98,119
5.00% to 5.99%	862	861
Total certificates	5,549,429	5,630,165
	$9,090,271	$8,576,618
Certificate maturities are as follows:
September 30,	2013	2012
	(In thousands)
Within 1 year	$3,642,142	$3,556,701
1 to 2 years	789,037	1,013,450
2 to 3 years	406,960	425,559
Over 3 years	711,290	634,455
	$5,549,429	$5,630,165

Customer accounts over $250,000 totaled $1,336,054,000 as of September 30, 2013 and $1,036,388,000 as of September 30, 2012.

Interest expense on customer accounts consisted of the following:

Year ended September 30,	2013	2012	2011
	(in thousands)
Checking accounts	$936	$857	$1,908
Passbook and statement accounts	566	574	682
Insured money market accounts	4,280	4,609	7,148
Certificate accounts	62,669	81,506	106,878
	68,451	87,546	116,616
Less early withdrawal penalties	(548)	(607)	(781)
	$67,903	$86,939	$115,835
Weighted average interest rate at end of year	0.69%	0.90%	1.14%
Weighted daily average interest rate during the year	0.75%	0.99%	1.32%